UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended:  March 31, 1999

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.)[   ] is a restatement.
                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           Seth Tobias
Address:                        153 East 53rd Street
                                Suite 4801
                                New York, NY 10022



13F File Number:  028-03469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Seth Tobias
Title:                          Manager
Phone:                          212-521-5050
Signature, Place, and Date of Signing:

         /s/ S. Tobias            New York, NY                   5-10-99
          (Signature)             (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[   ]                           13F NOTICE.

[   ]                           13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager     0

Form 13F Information Table Entry    85

Form 13F Information Table Value    $216,901

List of Other Included Managers:    None

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                                                              FORM 13F-HR
                                                         qtr ending 3/31/99

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR     SOLE  SHRD NONE

Apple Computer               OTC   IS       037833100          2695       75000  SH           x                     75000
Apria Healthcare Group Inc   COMMON         037933108          1188      100000  SH           x                    100000
Standard Aotumotive          COMMON         853097103           871       95500  SH           x                     95500
Allstate Corp                COMMON         020002101          3521       95000  SH           x                     95000
AMR Corp. Del-w/rts          COMMON         001765106          1464       25000  SH           x                     25000
Amazon Com Inc               OTC   IS       023135106          6888       40000  SH           x                     40000
Antec                        OTC   IS       03664P105          1075       50000  SH           x                     50000
Atlantic Richfield           COMMON         048825103           914       12500  SH           x                     12500
Advanced Radio Trl. Corp     OTC   IS       00754U101           460       40000  SH           x                     40000
Aviall Inc New               COMMON         05366B102          1085       70000  SH           x                     70000
American Express Co          COMMON         025816109          4710       40000  SH           x                     40000
BanKAmerica Corp New         COMMON         06605F102          5297       75000  SH           x                     75000
Bell Atlantic Corp.          COMMON         077853109           305        5900  SH           x                      5900
Baker Hughes Inc.            COMMON         057224107          1216       50000  SH           x                     50000
Bristol Myers Squibb Co.     COMMON         110122108           321        5000  SH           x                      5000
Burlington Resources         COMMON         112014103           599       15000  SH           x                     15000
Bear Stearns Companies       COMMON         073902108          2681       60000  SH           x                     60000
Anheuser Busch Companies     COMMON         035229103          4568       60000  SH           x                     60000
Citigroup Inc.               COMMON         172967101          6707      105000  SH           x                    105000
Comcast Corp PHONES          OTC   IS       200300408          1585       20000  SH           x                     20000
Continental Airlines Inc-B   COMMON         210795308          2660       70000  SH           x                     70000
Cooper Cameron Corp.         COMMON         216640102           838       25000  SH           x                     25000
Creative Biomolecules Inc.   OTC   IS       225270107           231      100000  SH           x                    100000
CBS Corp.                    COMMON         12490K107          3673       90000  SH           x                     90000
Circuit City Stores          COMMON         172737108          4598       60000  SH           x                     60000
Cerner Corp.                 COMMON         156782104           562       35000  SH           x                     35000
Comcast Corp.-Special Cl A   OTC   IS       200300200          4406       70000  SH           x                     70000
Conseco Inc.                 COMMON         208464107          2470       80000  SH           x                     80000
Centocor Inc                 OTC   IS       152342101          1478       40000  SH           x                     40000
Campbell Soup Co             COMMON         134429109           203        5000  SH           x                      5000
Compaq Computer Corp         COMMON         204493100          6338      200000  SH           x                    200000
Cybershop International Inc  OTC   IS       23251x105           273       18800  SH           x                     18800
DBS Industries Inc New       OTC   IS       233041300           491      100000  SH           x                    100000
Walt Disney Co Holding Co    COMMON         254687106           467       15000  SH           x                     15000
Donaldson Lufkin & Jenrette  COMMON         257661108           698       10000  SH           x                     10000
Diamond Offshore             COMMON         25271C102          1581       50000  SH           x                     50000
Ensco International Inc.     COMMON         26874Q100          1331      100000  SH           x                    100000
Federated Department Stores  COMMON         31410H101          3210       80000  SH           x                     80000
R&B Falcon Corp              COMMON         74912E101          1509      175000  SH           x                    175000
Frontier Corp                COMMON         35906P105          3631       70000  SH           x                     70000
Global Crossing Ltd          OTC   IS       G3921A100          3238       70000  SH           x                     70000
Georgia Pacific Corp w/rts   COMMON         373298108          4641       62500  SH           x                     62500
Halliburton Co               COMMON         406216101          1925       50000  SH           x                     50000
Home Depot Inc.              COMMON         437076102           467        7500  SH           x                      7500
Homeseekers.com-pvt place.   OTC   IS       437605108           450      150000  SH           x                    150000
Idec Pharmaceuticals         OTC   IS       449370105           771       15000  SH           x                     15000
Igen Inc.                    OTC   IS       449536101          1510       62900  SH           x                     62900
Imgram Micro Inc. Cl. A      COMMON         457153104          1255       55000  SH           x                     55000
Infinity Broadcasting Corp.  COMMON         45662s102          1545       60000  SH           x                     60000
International Paper Co.      COMMON         460146103          2320       55000  SH           x                     55000
Jones Aparel Group Inc.      COMMON         480074103          1676       60000  SH           x                     60000
K Mart Corp.                 COMMON         485284109          2522      150000  SH           x                    150000
Lehman Brothers Holdings Inc.COMMON         524908100          4481       75000  SH           x                     75000
Mattel Inc.                  COMMON         577081102          1746       70000  SH           x                     70000
Medtronics Inc.              COMMON         585055106          2156       30000  SH           x                     30000
Merrill Lynch & Co. Inc.     COMMON         590188108          5310       60000  SH           x                     60000
Phillip Morris Companies Inc.COMMON         718154107          2463       70000  SH           x                     70000
Motorola Inc.                COMMON         620076109          2930       40000  SH           x                     40000
Monsanto Co. w/rts           COMMON         611662107          3905       85000  SH           x                     85000
Micron Technology Inc.       COMMON         595112103          2891       60000  SH           x                     60000
Morgan Stanley Dean Witter   COMMON         617446448          1999       20000  SH           x                     20000
Oxford Health Plans Inc.     OTC   IS       691471106          1156       74000  SH           x                     74000
The Pepsi Bottling Group Inc.COMMON         713409100          2711      125000  SH           x                    125000
Pepsico Inc.                 COMMON         713448108          3723       95000  SH           x                     95000
Progressive Corp Ohio        COMMON         743315103          2296       16000  SH           x                     16000
Pharmacia & Upjohn           COMMON         716341109           312        5000  SH           x                      5000
Transocean Offshore Inc.     COMMON         893817106          1873       65000  SH           x                     65000
Royal Olympic Cruise Lines   OTC   IS       780636106           901      248600  SH           x                    248600
Smithkline Beechman Plc      COMMON         832378301          1430       20000  SH           x                     20000
SFX Entertainment Inc.       OTC   IS       784178105          3874       60000  SH           x                     60000
Schlumberger Ltd             COMMON         806857108          3310       55000  SH           x                     55000
Synetic Inc.                 OTC   IS       87160F109          1118       20000  SH           x                     20000
Symantec Corp.               OTC   IS       871503108          1863      110000  SH           x                    110000
AT&T Corp.                   COMMON         001957109         10376      130000  SH           x                    130000
Tel-Save Holdings            OTC   IS       874264104         21633     2072600  SH           x                   2072600
Tandy Corp.                  COMMON         875382103          2553       40000  SH           x                     40000
Temple Inland Inc.           COMMON         879868107          1569       25000  SH           x                     25000
Tommy Hilfiger Group Ord.    COMMON         G8915Z102          1722       25000  SH           x                     25000
Time Warner Inc.             COMMON         887315109          3718       52500  SH           x                     52500
Texaco Inc.                  COMMON         881694103           568       10000  SH           x                     10000
Vanguard Tech. Pfd. Series B pvt placement                     1100     2707549  SH           x                   2707549
Verio Inc.                   OTC   IS       923433106          1845       40000  SH           x                     40000
MCI Worldcom Inc.            OTC   IS       55268B106          5314       60000  SH           x                     60000
Wendys Intl Inc.             COMMON         950590109          2559       90000  SH           x                     90000
Willamette Industries Inc.   COMMON         969133107           378       10000  SH           x                     10000
                                                             216901
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